SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATIONThe partnership’s operations are organized into four operating segments which are regularly reviewed by the Chief Operating Decision Makers (“CODM”) for the purpose of allocating resources to the segment and to assess its performance. The key measures used by the CODM in assessing performance and in making resource allocation decisions are company funds from operations (“Company FFO”) and Company EBITDA. Company FFO is calculated as the partnership’s share of net income and equity accounted income excluding the impact of depreciation and amortization, deferred income taxes, transaction costs, non-cash valuation gains or losses, impairment expense and other items. In order to provide additional insight regarding performance on a cumulative realized basis, Company FFO includes realized disposition gains or losses, along with associated tax impacts, recorded in net income, other comprehensive income, or directly in equity, such as ownership changes. These include gains or losses arising from transactions during the reporting period together with fair value changes recorded in prior periods. Company EBITDA is calculated as Company FFO excluding the impact of the partnership’s share of realized disposition gains and losses, interest income and expense, and current income taxes.
The tables below provide each segment’s results in the format that the CODM organizes reporting segments to make resource allocation decisions and assess performance. Each segment is presented on a proportionate basis, taking into account the partnership’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The tables below reconcile the partnership’s share of its consolidated results to the partnership’s IFRS consolidated statements of operating results on a line by line basis.

	Three months ended June 30, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,401	$436	$716	$—	$3,553	$7,682	$11,235
Direct operating costs	(2,220)	(325)	(574)	(4)	(3,123)	(6,873)	(9,996)
General and administrative expenses	(41)	(18)	(17)	(30)	(106)	(147)	(253)
Equity accounted Company EBITDA (2)	5	32	20	—	57	22	79
Company EBITDA	145	125	145	(34)	381
Gain (loss) on acquisitions / dispositions, net (3)	—	—	170	—	170	8	178
Other income (expense), net (4)	(1)	1	—	—	—	(4)	(4)
Interest income (expense), net	(19)	(38)	(57)	(3)	(117)	(234)	(351)
Current income tax (expense) recovery	(30)	(1)	(32)	12	(51)	(67)	(118)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(2)	(15)	(10)	—	(27)	(5)	(32)
Company FFO	93	72	216	(25)	356
Depreciation and amortization expense (5)					(191)	(362)	(553)
Gain (loss) on acquisitions / dispositions, net (3)					(163)	1	(162)
Other income (expense), net (4)					(30)	(63)	(93)
Deferred income tax (expense) recovery					41	40	81
Non-cash items attributable to equity accounted investments (2)					(28)	(12)	(40)
Net income (loss)					$(15)	$(14)	$(29)
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(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $7 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $16 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(97) million as per the unaudited interim condensed consolidated statements of operating results.
(5)For the three month period ended June 30, 2021, depreciation and amortization expense by segment is as follows: business services $121 million, infrastructure services $176 million, industrials $256 million, and corporate and other $nil.

	Six months ended June 30, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,323	$916	$1,487	$—	$6,726	$14,338	$21,064
Direct operating costs	(4,007)	(680)	(1,170)	(7)	(5,864)	(12,568)	(18,432)
General and administrative expenses	(75)	(35)	(40)	(52)	(202)	(302)	(504)
Equity accounted Company EBITDA (2)	8	60	40	—	108	67	175
Company EBITDA	249	261	317	(59)	768
Gain (loss) on acquisitions / dispositions, net (3)	—	—	572	—	572	740	1,312
Other income (expense), net (4)	(3)	—	—	—	(3)	(14)	(17)
Interest income (expense), net	(31)	(77)	(115)	(7)	(230)	(469)	(699)
Current income tax (expense) recovery (5)	(48)	(8)	(123)	22	(157)	(163)	(320)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(4)	(31)	(14)	—	(49)	(12)	(61)
Company FFO	163	145	637	(44)	901
Depreciation and amortization expense (6)					(373)	(722)	(1,095)
Impairment expense, net					(58)	(143)	(201)
Gain (loss) on acquisitions / dispositions, net (3)					60	451	511
Current income tax (expense) recovery (5)					9	—	9
Other income (expense), net (4)					(5)	(36)	(41)
Deferred income tax (expense) recovery					35	80	115
Non-cash items attributable to equity accounted investments (2)					(54)	(24)	(78)
Net income (loss)					$515	$1,223	$1,738
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(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $36 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $1,823 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(58) million as per the unaudited interim condensed consolidated statements of operating results.
(5)The sum of these amounts equates to current income tax (expense) recovery of $(311) million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the six month period ended June 30, 2021, depreciation and amortization expense by segment is as follows: business services $224 million, infrastructure services $348 million, industrials $523 million, and corporate and other $nil.

	Three months ended June 30, 2020
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$1,593	$485	$612	$—	$2,690	$4,680	$7,370
Direct operating costs	(1,503)	(344)	(500)	(3)	(2,350)	(3,935)	(6,285)
General and administrative expenses	(29)	(23)	(19)	(21)	(92)	(136)	(228)
Equity accounted Company EBITDA (2)	3	30	5	—	38	25	63
Company EBITDA	64	148	98	(24)	286
Gain (loss) on acquisitions / dispositions, net	—	—	—	—	—	(4)	(4)
Other income (expense), net (3)	1	(10)	1	—	(8)	(11)	(19)
Interest income (expense), net	(16)	(35)	(63)	(1)	(115)	(238)	(353)
Current income tax (expense) recovery	(9)	(2)	27	10	26	(49)	(23)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(1)	(14)	(1)	—	(16)	(6)	(22)
Company FFO	39	87	62	(15)	173
Depreciation and amortization expense (4)					(179)	(354)	(533)
Impairment expense, net					(11)	(18)	(29)
Other income (expense), net (3)					(87)	255	168
Deferred income tax (expense) recovery					12	55	67
Non-cash items attributable to equity accounted investments (2)					(17)	(6)	(23)
Net income (loss)					$(109)	$258	$149
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(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $18 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to other income (expense), net of $149 million as per the unaudited interim condensed consolidated statements of operating results.
(4)For the three month period ended June 30, 2020, depreciation and amortization expense by segment is as follows: business services $103 million, infrastructure services $163 million, industrials $267 million, and corporate and other $nil.

	Six months ended June 30, 2020
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$3,605	$983	$1,307	$—	$5,895	$11,621	$17,516
Direct operating costs	(3,468)	(691)	(1,028)	(5)	(5,192)	(9,994)	(15,186)
General and administrative expenses	(65)	(39)	(48)	(45)	(197)	(275)	(472)
Equity accounted Company EBITDA (2)	11	51	12	—	74	61	135
Company EBITDA	83	304	243	(50)	580
Gain (loss) on acquisitions / dispositions, net	46	—	(1)	—	45	134	179
Other income (expense), net (3)	3	(13)	1	—	(9)	(10)	(19)
Interest income (expense), net	(31)	(75)	(128)	5	(229)	(488)	(717)
Current income tax (expense) recovery	(18)	(4)	6	21	5	(103)	(98)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments (2)	(2)	(21)	(2)	—	(25)	(11)	(36)
Company FFO	81	191	119	(24)	367
Depreciation and amortization expense (4)					(358)	(713)	(1,071)
Impairment expense, net					(63)	(79)	(142)
Other income (expense), net (3)					(183)	134	(49)
Deferred income tax (expense) recovery					59	106	165
Non-cash items attributable to equity accounted investments (2)					(57)	(33)	(90)
Net income (loss)					$(235)	$350	$115
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(1)Company EBITDA, Company FFO and net income (loss) attributable to Unitholders include Company EBITDA, Company FFO, and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units and Special LP Units, respectively.
(2)The sum of these amounts equates to equity accounted income (loss), net of $9 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to other income (expense), net of $(68) million as per the unaudited interim condensed consolidated statements of operating results.
(4)For the six month period ended June 30, 2020, depreciation and amortization expense by segment is as follows: business services $213 million, infrastructure services $328 million, industrials $530 million, and corporate and other $nil.
Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of the partnership’s assets by reportable operating segment as at June 30, 2021 and December 31, 2020:

	As at June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$21,199	$10,430	$21,819	$77	$53,525

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$19,884	$10,839	$23,929	$94	$54,746